Offerings - Offering: 1	Jan. 21, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	22,686,349
Proposed Maximum Offering Price per Unit | $ / shares	0.73
Maximum Aggregate Offering Price	$ 16,561,034.77
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,287.07
Carry Forward Form Type
Carry Forward File Number
Carry Forward Initial Effective Date
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward
Offering Note	Represents shares of Common Stock, par value $0.001 per share (“Common Stock”), of GT Biopharma, Inc. (the “Company”), which consists of (i) 11,257,949 shares of Common Stock issuable upon the conversion of 5,111.1108 shares of Series L 10% Convertible Preferred Stock, par value $0.001 per share (the “Series L Preferred Stock”), (ii) 11,257,949 shares of Common Stock issuable upon the exercise of vested warrants issuable upon exercise of the Greenshoe Rights (as defined in the Registration Statement), and (iii) 170,451 shares of Common Stock issued to the holders of Series L Preferred Stock of record as of December 18, 2025 as a dividend, which represents 10% of the outstanding stated value of the Series L Preferred Stock, payable on January 1, 2026, offered for resale by the selling stockholders pursuant to the prospectus contained in this Registration Statement on Form S-1. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of common stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the registrant’s Common Stock on January 16, 2026, as reported on The Nasdaq Capital Market.